Operating lease agreements (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 22, 2017 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2018 location
Operating Leased Assets [Line Items]
Number of locations the Company as lessee | location			3,090
Lease term of aircraft operating lease agreement		8 years
Periodic payments for aircraft operating lease agreement		$ 690
Fixed amount of early purchase option		$ 26,685
Aircraft operating lease renewal term	10 years
Periodic payments for aircraft renewal operating lease agreement	$ 442
Collateral deposit for aircraft operating lease	$ 2,500
Minimum
Operating Leased Assets [Line Items]
Lease term for most restaurants			10 years
Maximum
Operating Leased Assets [Line Items]
Lease term for most restaurants			20 years